EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
EARNINGS PER SHARE

9.	EARNINGS PER SHARE

Basic earnings per share ("EPS") are calculated with reference to the weighted average number of common shares outstanding during the year.  Treasury shares are not included in the calculation.  The computation of diluted EPS for the years ended December 31, 2011, 2010 and 2009, assumes the conversion of potentially dilutive instruments.

The components of the numerator for the calculation of basic and diluted EPS are as follows:

(in thousands of $)	2011	2010	2009
Net income attributable to Golar LNG Ltd stockholders – basic and diluted	46,650	384	23,082

The components of the denominator for the calculation of basic and diluted EPS are as follows:

(in thousands)	2011	2010	2009
Basic earnings per share:
Weighted average number of shares	74,707	67,597	67,577
Weighted average number of treasury shares	—	(424)	(347)
Weighted average number of common shares outstanding	74,707	67,173	67,230

Diluted earnings per share:
Weighted average number of common shares outstanding	74,707	67,173	67,230
Effect of dilutive share options	326	220	105
Common stock and common stock equivalents	75,033	67,393	67,335

Earnings per share are as follows:

	2011	2010	2009
Basic and Diluted	$0.62	$0.01	$0.34